Document and Entity Information	May 05, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0000835663
Document Creation Date	May 05, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	The Glenmede Fund, Inc.
Prospectus Date	May 05, 2025
Amendment Flag	false
Document Period End Date	Oct. 31, 2024